Accrued expenses (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued interest	$ 3.8	$ 5.4
Dividend payable	1.4	0.4
Accrued operating expenses	0.7	0.8
Other accrued expenses	0.4	0.6
Total	$ 6.3	$ 7.2
Dividends payable (in USD per share)	$ 0.03	$ 0.01